Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
Summary of Trade Receivables, Net

	December 31
	2021	2020
Trade receivables

At amortized cost
Trade receivables	$18,041	$14,379
Less: Allowances for impairment loss	(1,416)	(904)
	$16,625	$13,475

Summary of Estimated Expected Credit Losses Based on Past Due Days
December 31, 2021
Trade receivables of energy usage and battery swapping services

	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$10,776	$186	$66	$1,239	$12,267
Loss allowance (Lifetime ECL)	—	—	(33)	(1,239)	(1,272)
Amortized cost	$10,776	$186	$33	$—	$10,995
Trade receivables other than energy usage and battery swapping services

	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$5,553	$109	$1	$111	$5,774
Loss allowance (Lifetime ECL)	—	(33)	—	(111)	(144)
Amortized cost	$5,553	$76	$1	$—	$5,630
December 31, 2020
Trade receivables of energy usage and battery swapping services

	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$8,912	$70	$1,081	$227	$10,290
Loss allowance (Lifetime ECL)	—	—	(541)	(227)	(768)
Amortized cost	$8,912	$70	$540	$—	$9,522
Trade receivables other than energy usage and battery swapping services

	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$3,938	$20	$2	$129	$4,089
Loss allowance (Lifetime ECL)	—	(6)	(1)	(129)	(136)
Amortized cost	$3,938	$14	$1	$—	$3,953
The above aging schedule was based on the invoice date.

Summary of the Loss Allowance of Trade Receivables
The movements of the loss allowance of trade receivables were as follows:

	For the Year Ended December 31
	2021	2020	2019
Balance at January 1	$904	$229	$427
Add: Net remeasurement of loss allowance	519	642	1,801
Less: Written off	(26)	(13)	(2,003)
Effect of foreign exchange difference	19	46	4
Balance at December 31	$1,416	$904	$229